Income Taxes (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. NOL	$ 7,977,213	$ 6,152,242
Foreign NOL	6,406,052	5,365,437
Accrued payroll and expense	131,867	132,812
Nonqualified options	780,800	760,213
Others	171,819	30,040
Total deferred tax assets	15,467,751	12,440,744
Less: valuation allowance	$ (15,467,751)	$ (12,440,744)